Employee benefits - Costs recognized in the statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Others comprehensive income	$ (3,508)	$ (5,248)	$ (5,492)
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	(93)	(101)	(173)
Effect of changes actuarial assumptions	784	330	(118)
Return on plan assets (excluding interest income)	(752)	(269)	(114)
Change of asset ceiling	(65)	(60)	278
Other	(3)	(5)
Total	(36)	(4)	46
Deferred income tax	12	5	(15)
Others comprehensive income	(24)	1	31
Translation adjustments	(7)	7	41
Accumulated other comprehensive income	(124)	(93)	(101)
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	(92)	(400)	(459)
Effect of changes actuarial assumptions	109	246	(271)
Return on plan assets (excluding interest income)	(31)	181	305
Change of asset ceiling
Other		3	9
Total	78	430	43
Deferred income tax	(26)	(130)	(12)
Others comprehensive income	52	300	31
Translation adjustments	(5)	8	28
Accumulated other comprehensive income	(45)	(92)	(400)
Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	(172)	(363)	(238)
Effect of changes actuarial assumptions	343	261	(243)
Return on plan assets (excluding interest income)
Change of asset ceiling
Other		(4)	11
Total	343	257	(232)
Deferred income tax	(102)	(83)	82
Others comprehensive income	241	174	(150)
Translation adjustments	(7)	17	25
Accumulated other comprehensive income	$ 62	$ (172)	$ (363)